Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Disclosure of detailed information about trade and other payables [Table Text Block]
	December 31, 2020	December 31, 2019
Companies controlled by directors of the Company	$72,070	$48,375
Directors or officers of the Company	191,335	58,927
	$263,405	$107,302

Disclosure of transactions between related parties [Table Text Block]
	December 31, 2020	December 31, 2019	December 31, 2018
Research and development	$48,358	$166,023	$125,000
General and administration	—	—	247,000
	$48,358	$166,023	$372,000

Disclosure of information about key management personnel [Table Text Block]
	December 31, 2020	December 31, 2019	December 31, 2018
General and administrative - salaries and contracts	$336,000	$336,000	$380,435
Directors' fees	71,250	70,500	54,750
Stock-based compensation	3,397	26,275	293,367
	$410,647	$432,775	$728,552